Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended			8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	51 Months Ended	52 Months Ended	58 Months Ended	64 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended
	Feb. 28, 2026	Feb. 27, 2026	Nov. 01, 2022	Mar. 31, 2022	Feb. 26, 2021	Aug. 31, 2018	Mar. 31, 2026	Apr. 30, 2026	Dec. 31, 2022	May 31, 2026	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2019	Jun. 30, 2026	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2020	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2021	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000203277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Equity Premium Income Fund (Class R6 Shares)
Accumulated Value						$ 5,000,000											$ 5,318,346							$ 5,141,094						$ 6,698,453						$ 6,665,818			$ 7,416,254		$ 8,195,991	$ 8,902,363	$ 9,602,025
C000203276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Equity Premium Income Fund (Class R5 Shares)
Accumulated Value						10,000											10,628							10,272						13,359						13,272			14,761		16,308	17,682	19,052
C000203275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Equity Premium Income Fund (Class I Shares)
Accumulated Value						1,000,000											1,061,499							1,024,354						1,330,333						1,320,561			1,465,594		1,616,789	1,751,780	1,883,435
C000203274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Equity Premium Income Fund (Class C Shares)
Accumulated Value						10,000											10,550							10,101						13,034						12,833			14,147		15,480	16,648	17,766
C000203273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Equity Premium Income Fund (Class A Shares)
Accumulated Value						9,476											10,046							9,667						12,526						12,395			13,732		15,101	16,321	17,503
C000225320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 2 Fund (Class A Shares)
Accumulated Value					$ 9,476									$ 10,096							$ 9,441						$ 10,648						$ 11,939					$ 12,886		$ 14,378
C000225317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 2 Fund (Class C Shares)
Accumulated Value					10,000									10,636							9,901						11,110						12,394					13,316		14,778
C000225318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 2 Fund (Class I Shares)
Accumulated Value					1,000,000									1,066,347							1,000,039						1,130,658						1,270,805					1,374,995		1,537,874
C000225319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 2 Fund (Class R5 Shares)
Accumulated Value					10,000									10,666							10,015						11,341						12,765					13,838		15,499
C000225316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 2 Fund (Class R6 Shares)
Accumulated Value					5,000,000									5,337,432							5,016,829						5,686,027						6,406,226					6,951,805		7,794,329
C000225321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 3 Fund (Class R6 Shares)
Accumulated Value					5,000,000									5,333,975							4,836,412						5,393,634						6,380,959					6,913,342		7,603,764
C000225325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 3 Fund (Class R5 Shares)
Accumulated Value					10,000									10,664							9,661						10,766						12,715					13,762		15,122
C000225324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 3 Fund (Class I Shares)
Accumulated Value					1,000,000									1,066,352							964,185						1,072,590						1,265,300					1,367,658		1,500,554
C000225323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 3 Fund (Class C Shares)
Accumulated Value					10,000									10,637							9,543						10,542						12,343					13,238		14,412
C000225322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Hedged Equity 3 Fund (Class A Shares)
Accumulated Value					9,476									10,092							9,105						10,105						11,887					12,817		14,023
C000234321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Preferred and Income Securities Fund (Class A Shares)
Accumulated Value				$ 9,625							$ 8,742					$ 8,907				$ 8,924			$ 9,598			$ 10,133			$ 10,620			$ 11,025			$ 11,507		$ 11,716
C000237453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Preferred and Income Securities Fund (Class C Shares)
Accumulated Value				10,000												9,648				9,640			10,343			10,894			11,402			11,795			12,282		12,499
C000234322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Preferred and Income Securities Fund (Class I Shares)
Accumulated Value				1,000,000							908,719					927,069				929,008			1,000,477			1,058,685			1,110,993			1,153,533			1,206,685		1,228,928
C000234320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan Preferred and Income Securities Fund (Class R6 Shares)
Accumulated Value				5,000,000							4,544,007					4,637,015				4,647,943			5,006,760			5,299,313			5,562,486			5,782,928			6,045,056		6,157,976
C000238563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)
Accumulated Value			$ 5,000,000						$ 5,161,603						$ 5,795,840				$ 6,191,286			$ 6,836,855			$ 7,097,896			$ 7,733,581			$ 8,381,564			$ 9,214,628
C000238570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)
Accumulated Value			10,000						10,322						11,583				12,371			13,655			14,168			15,431			16,713			18,361
C000238568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)
Accumulated Value			10,000						10,319						11,574				12,349			13,616			14,125			15,369			16,630			18,262
C000238567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)
Accumulated Value			10,000						10,315						11,549				12,311			13,561			14,043			15,266			16,498			18,097
C000238566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)
Accumulated Value			10,000						10,311						11,531				12,280			13,506			13,972			15,170			16,369			17,934
C000238565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class I Shares)
Accumulated Value			1,000,000						1,031,913						1,157,361				1,235,140			1,362,014			1,412,576			1,537,236			1,663,315			1,826,314
C000238564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class C Shares)
Accumulated Value			10,000						10,307						11,513				12,241			13,448			13,893			15,067			16,240			17,768
C000238569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2065 Fund (Class A Shares)
Accumulated Value			9,548						9,850						11,034				11,766			12,964			13,430			14,604			15,789			17,318
C000238571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)
Accumulated Value			1,000,000						1,031,115						1,152,462				1,224,829			1,338,893			1,400,011			1,524,089			1,676,600			1,875,794
C000238572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)
Accumulated Value			10,000						10,303						11,489				12,176			13,284			13,850			15,037			16,503			18,415
C000238573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)
Accumulated Value			10,000						10,307						11,507				12,216			13,340			13,924			15,138			16,635			18,588
C000238574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)
Accumulated Value			10,000						10,311						11,525				12,249			13,389			14,005			15,239			16,761			18,755
C000238575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)
Accumulated Value			10,000						10,314						11,534				12,270			13,427			14,045			15,303			16,844			18,860
C000238576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)
Accumulated Value			5,000,000						5,157,610						5,771,292				6,144,410			6,723,108			7,038,617			7,672,509			8,448,884			9,466,010
C000271411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000	$ 5,000,000					$ 4,700,000	$ 5,083,333		$ 5,246,667			$ 5,273,333
C000271418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class R5 Shares)
Accumulated Value	10,000	10,000					9,400	10,167		10,493			10,547
C000271416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class R4 Shares)
Accumulated Value	10,000	10,000					9,400	10,167		10,487			10,540
C000271415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class R3 Shares)
Accumulated Value	10,000	10,000					9,393	10,160		10,480			10,533
C000271414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class R2 Shares)
Accumulated Value	10,000	10,000					9,393	10,160		10,473			10,527
C000271413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class I Shares)
Accumulated Value	1,000,000	1,000,000					940,000	1,016,667		1,048,667			1,054,000
C000271412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class C Shares)
Accumulated Value	10,000	10,000					9,393	10,153		10,467			10,513
C000271417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® 2070 Fund (Class A Shares)
Accumulated Value	9,548	9,548					8,969	9,701		10,006			10,057
C000271419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2070 Fund (Class I Shares)
Accumulated Value	1,000,000	1,000,000					940,667	1,022,000		1,064,667			1,065,333
C000271422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2070 Fund (Class R2 Shares)
Accumulated Value	10,000	10,000					9,400	10,213		10,633			10,633
C000271423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2070 Fund (Class R3 Shares)
Accumulated Value	10,000	10,000					9,407	10,220		10,640			10,640
C000271424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2070 Fund (Class R4 Shares)
Accumulated Value	10,000	10,000					9,407	10,220		10,647			10,653
C000271420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2070 Fund (Class R5 Shares)
Accumulated Value	10,000	10,000					9,407	10,227		10,647			10,660
C000271421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPMorgan SmartRetirement® Blend 2070 Fund (Class R6 Shares)
Accumulated Value	5,000,000	5,000,000					4,703,333	5,113,333		5,326,667			5,330,000
Standard And Poor s 500 C000203275 Index [Member]
Account Value [Line Items]
Accumulated Value						1,000,000											1,030,964							1,108,338						1,560,475						1,394,819			1,668,120		2,077,746	2,392,808	2,927,002
ICE BofA 3 Month US Treasury Bill C000203275 Index [Member]
Account Value [Line Items]
Accumulated Value						1,000,000											1,019,690							1,036,295						1,037,277						1,039,021			1,076,670		1,134,998	1,188,113	1,233,728
Standard And Poor s 500 C000203277 Index [Member]
Account Value [Line Items]
Accumulated Value						5,000,000											5,154,820							5,541,690						7,802,377						6,974,093			8,340,600		10,388,728	11,964,039	14,635,010
ICE BofA 3 Month US Treasury Bill C000203277 Index [Member]
Account Value [Line Items]
Accumulated Value						5,000,000											5,098,452							5,181,477						5,186,383						5,195,106			5,383,351		5,674,990	5,940,563	6,168,640
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 3-Month US Treasury Bill Index
Accumulated Value					10,000	10,000								10,001			10,197				10,018			10,363			10,381			10,373			10,943			10,390		11,455	10,767	11,895	11,350	11,881	12,337
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P 500 Index
Accumulated Value					10,000	$ 10,000								11,330			$ 10,310				10,127			$ 11,083			12,112			$ 15,605			15,086			$ 13,948		17,374	$ 16,681	21,252	$ 20,777	$ 23,928	$ 29,270
ICE BofA 3 Month US Treasury Bill C000225318 Index [Member]
Account Value [Line Items]
Accumulated Value					1,000,000									1,000,071							1,001,753						1,038,052						1,094,287					1,145,497		1,189,476
Standard And Poor s 500 C000225318 Index [Member]
Account Value [Line Items]
Accumulated Value					1,000,000									1,133,028							1,012,748						1,211,186						1,508,607					1,737,367		2,125,234
Standard And Poor s 500 C000225316 Index [Member]
Account Value [Line Items]
Accumulated Value					5,000,000									5,665,140							5,063,741						6,055,932						7,543,034					8,686,834		10,626,169
ICE BofA 3 Month US Treasury Bill C000225316 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 5,000,000									$ 5,000,355							$ 5,008,764						$ 5,190,258						$ 5,471,436					$ 5,727,483		$ 5,947,379
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg US Aggregate Index
Accumulated Value				10,000							9,531					9,248				9,441			9,759			9,690			9,881			10,278			10,602		10,668
ICE BofA US All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA US All Capital Securities Index
Accumulated Value				10,000							9,198					9,095				9,358			9,947			10,450			10,904			11,168			11,641		11,826
Preferred and Income Securities Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Preferred and Income Securities Composite Benchmark
Accumulated Value				10,000							9,188					9,169				9,186			9,873			10,374			10,865			11,205			11,730		11,941
Bloomberg US Aggregate C000234320 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000							4,765,324					4,623,875				4,720,639			4,879,521			4,844,823			4,940,527			5,139,205			5,301,231		5,334,030
ICE BofA US All Capital Securities C000234320 Index [Member]
Account Value [Line Items]
Accumulated Value				5,000,000							4,599,045					4,547,440				4,678,816			4,973,631			5,225,154			5,451,772			5,584,217			5,820,631		5,913,171
Preferred and Income Securities Composite Benchmark C000234320 [Member]
Account Value [Line Items]
Accumulated Value				5,000,000							4,593,806					4,584,730				4,592,946			4,936,430			5,187,083			5,432,429			5,602,589			5,864,876		5,970,713
Bloomberg US Aggregate C000234322 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000							953,065					924,775				944,128			975,904			968,965			988,105			1,027,841			1,060,246		1,066,806
ICE BofA US All Capital Securities C000234322 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000							919,809					909,488				935,763			994,726			1,045,031			1,090,354			1,116,843			1,164,126		1,182,634
Preferred and Income Securities Composite Benchmark C000234322 [Member]
Account Value [Line Items]
Accumulated Value				$ 1,000,000							$ 918,761					$ 916,946				$ 918,589			$ 987,286			$ 1,037,417			$ 1,086,486			$ 1,120,518			$ 1,172,975		$ 1,194,143
JPM SmartRetirement 2065 Composite Benchmark C000238563 [Member]
Account Value [Line Items]
Accumulated Value			5,000,000						5,176,020						5,793,527				6,205,115			6,776,365			7,125,573			7,763,325			8,562,676			9,526,393
JPM SmartRetirement 2065 Composite Benchmark C000238565 [Member]
Account Value [Line Items]
Accumulated Value			1,000,000						1,035,204						1,158,705				1,241,023			1,355,273			1,425,115			1,552,665			1,712,535			1,905,279
JPM SmartRetirement 2065 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPM SmartRetirement 2065 Composite Benchmark
Accumulated Value			10,000						10,352						11,587				12,410			13,553			14,251			15,527			17,125			19,053
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P Target Date 2065+ Index
Accumulated Value	1,000,000	1,000,000	1,000,000				934,958	1,020,726	1,035,204	1,064,492			1,060,733		1,158,705				1,241,023			1,355,274			1,425,115			1,552,666			1,712,536			1,905,279
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		MSCI ACWI Index (net total return)
Accumulated Value	1,000,000	1,000,000	1,000,000				928,183	1,022,612	1,024,110	1,075,375			1,066,749		1,178,630				1,267,717			1,416,621			1,504,411			1,646,939			1,821,753			1,998,352
S And P Target Date 2065 C000238576 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000						5,176,020						5,793,527				6,205,115			6,776,368			7,125,575			7,763,328			8,562,679			9,526,396
MSCI ACWI Index net total return C000238576 [Member]
Account Value [Line Items]
Accumulated Value			5,000,000						5,120,552						5,893,150				6,338,585			7,083,107			7,522,056			8,234,696			9,108,764			9,991,758
MSCI ACWI Index net total return C000238572 [Member]
Account Value [Line Items]
Accumulated Value			10,000						10,241						11,786				12,677			14,166			15,044			16,469			18,218			19,984
S And P Target Date 2065 C000238572 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000						10,352						11,587				12,410			13,553			14,251			15,527			17,125			19,053
JPM SmartRetirement Blend 2065 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPM SmartRetirement Blend 2065 Composite Benchmark
Accumulated Value			1,000,000						1,037,667						1,166,196				1,247,404			1,366,495			1,434,901			1,564,223			1,725,449			1,924,910
JPM SmartRetirement Blend 2065 Composite Benchmark C000238572 [Member]
Account Value [Line Items]
Accumulated Value			10,000						10,377						11,662				12,474			13,665			14,349			15,642			17,254			19,249
JPM SmartRetirement Blend 2065 Composite Benchmark C000238576 [Member]
Account Value [Line Items]
Accumulated Value			$ 5,000,000						$ 5,188,334						$ 5,830,982				$ 6,237,019			$ 6,832,474			$ 7,174,506			$ 7,821,117			$ 8,627,246			$ 9,624,548
JPM SmartRetirement 2070 Composite Benchmark C000271411 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000	5,000,000					4,666,362	5,095,850		5,321,423			5,314,624
JPM SmartRetirement 2070 Composite Benchmark C000271413 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	1,000,000					933,272	1,019,170		1,064,285			1,062,925
JPM SmartRetirement 2070 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPM SmartRetirement 2070 Composite Benchmark
Accumulated Value	10,000	10,000					9,333	10,192		10,643		$ 10,629
MSCI ACWI Index net total return C000271422 [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,000					9,282	10,226		10,754			10,667
S And P Target Date 2065 C000271422 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,000					9,350	10,207		10,645			10,607
MSCI ACWI Index net total return C000271421 [Member]
Account Value [Line Items]
Accumulated Value	5,000,000	5,000,000					4,640,914	5,113,061		5,376,877			5,333,747
S And P Target Date 2065 C000271421 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000	5,000,000					4,674,790	5,103,631		5,322,462			5,303,663
JPM SmartRetirement Blend 2070 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		JPM SmartRetirement Blend 2070 Composite Benchmark
Accumulated Value	1,000,000	1,000,000					933,272	1,019,169		1,064,284			1,062,925
JPM SmartRetirement Blend 2070 Composite Benchmark C000271422 [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,000					9,333	10,192		10,643			10,629
JPM SmartRetirement Blend 2070 Composite Benchmark C000271421 [Member]
Account Value [Line Items]
Accumulated Value	$ 5,000,000	$ 5,000,000					$ 4,666,362	$ 5,095,846		$ 5,321,418			$ 5,314,624